Income Tax (Tax Credit Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 184	$ 172
Foreign Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	35
Foreign Tax Authority | 2016-2020
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2021-2025
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	35
Foreign Tax Authority | 2026-2030
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2031-2035
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	7
General business tax credit carryforward | 2016-2020
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward | 2021-2025
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward | 2026-2030
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward | 2031-2035
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	7
General business tax credit carryforward | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	145
Other tax credit carryforward | 2016-2020
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward | 2021-2025
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward | 2026-2030
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward | 2031-2035
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 145